Commitments and contingencies - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Rental expenses under operating leases	¥ 39,845,627	¥ 36,914,653	¥ 25,971,264
Non Compete Agreement infringement [Member]
Damages Sought Value	¥ 66,700,000